Putnam Strategic Intermediate Municipal Fund
The fund's portfolio
4/30/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.86% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.5%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.0%)
AL Corrections Inst. Fin. Auth. Rev. Bonds, 5.00%, 7/1/26	Aa2	$1,000,000	$1,056,734
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (3/1/27), Ser. D-1, 4.00%, 7/1/52	Aa1	1,000,000	1,005,327
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	1,075,000	1,138,310
5.00%, 9/15/33	AA	125,000	132,722
Southeast Energy Auth. Commodity Supply
Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	1,350,000	1,459,291
Mandatory Put Bonds (8/1/28), Ser. B-1, 5.00%, 5/1/53	A2	3,000,000	3,127,502

			7,919,886
Alaska (0.4%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/39	A+/F	2,445,000	2,401,481
4.00%, 10/1/38	A+/F	555,000	551,615

			2,953,096
Arizona (1.2%)
AZ State Indl. Dev. Auth. Rev. Bonds
(Equitable School Revolving Fund), Ser. A, 5.00%, 11/1/38	A	2,740,000	2,863,928
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/33	A	1,000,000	1,072,755
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BBB-/F	1,000,000	900,581
4.00%, 5/15/29	BBB-/F	1,000,000	926,242
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.25%, 11/15/35	BBB+/P	2,750,000	2,777,430
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,000,000	1,079,128

			9,620,064
California (13.9%)
Anaheim, Union High School Dist. G.O. Bonds, 3.00%, 8/1/38	Aa2	3,000,000	2,665,127
Antioch, Unified School Dist. G.O. Bonds, BAM, 3.00%, 8/1/34	AA	1,185,000	1,154,989
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 3.02%, 4/1/53	VMIG 1	4,000,000	4,000,000
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (8/1/28), (Green Bonds), Ser. A-1, 4.00%, 5/1/53	A1	9,675,000	9,777,866
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	250,000	206,427
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	896,605	849,609
CA Muni. Fin. Auth. 144A Rev. Bonds, (CA Baptist U.), Ser. A, 4.00%, 11/1/26	BB/P	1,855,000	1,822,353
CA Muni. Fin. Auth. VRDN (Chevron USA, Inc.), 3.45%, 11/1/35	VMIG 1	3,900,000	3,900,000
CA State G.O. Bonds, 3.00%, 10/1/36	Aa2	2,000,000	1,874,132
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Aspire Pub. Schools), 5.00%, 8/1/36	BBB	3,225,000	3,259,023
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	150,000	158,555
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (6/1/26), (Museum Associates), 4.56%, 12/1/50	A3	1,000,000	972,118
Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 4.21%, 8/1/47	A2	1,500,000	1,483,026
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (Performing Arts Ctr. of Los Angeles Cnty.), 5.00%, 12/1/29	A	675,000	760,447
CA State Muni. Fin. Auth. Rev. Bonds
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/42	AA-	5,000,000	5,550,646
(CHF-Riverside II, LLC), 5.00%, 5/15/34	Baa3	915,000	979,101
(HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A-/F	1,000,000	1,010,312
CA State Pub. Wks. Board Rev. Bonds, Ser. E, 5.00%, 9/1/34	Aa3	900,000	919,120
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,000,000	889,972
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds, (Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	1,450,000	1,313,725
CA Statewide Cmnty. Dev. Auth. VRDN (Rady Children's Hosp.), Ser. A, 3.05%, 8/15/47	VMIG 1	2,310,000	2,310,000
Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	AA-	775,000	782,604
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-1, 3.85%, 6/1/50	BBB-	3,000,000	2,751,373
Imperial Cnty., Local Trans. Auth. Sales Tax Rev. Bonds, Ser. E, AGM, 5.00%, 6/1/32	AA	8,730,000	9,507,258
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM
5.00%, 11/1/33	AA	425,000	493,564
5.00%, 11/1/32	AA	350,000	408,846
5.00%, 11/1/31	AA	375,000	433,581
5.00%, 11/1/28	AA	275,000	305,243
Long Beach, Arpt. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 6/1/38	AA	300,000	347,290
Los Angeles Cnty., Dev. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (7/1/26), (VA Building 402), 3.375%, 1/1/46	Aaa	3,250,000	3,232,276
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. H, 5.50%, 5/15/36	Aa2	3,000,000	3,460,545
5.00%, 5/15/31	Aa3	1,500,000	1,683,647
Ser. A, 5.00%, 5/15/28	Aa3	1,500,000	1,628,000
Ser. C, 5.00%, 5/15/28	Aa3	2,175,000	2,360,600
Ser. A, 4.00%, 5/15/39	Aa3	1,500,000	1,487,637
4.00%, 5/15/35	Aa3	600,000	617,323
Los Angeles, Dept. of Arpts. Rev. Bonds, Ser. A, 5.00%, 5/15/34	Aa2	5,700,000	5,850,292
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. B, 5.00%, 7/1/40	Aa2	2,800,000	3,192,688
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	750,000	808,428
1.081%, 5/1/24	A1	620,000	595,586
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	1,900,000	2,096,435
5.00%, 5/1/34	A1	4,585,000	5,098,594
5.00%, 5/1/30	A1	1,000,000	1,105,218
5.00%, 5/1/29	A1	2,000,000	2,187,494
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.20%, 5/1/58	VMIG 1	3,500,000	3,500,000
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.00%, 6/1/39	AA+	475,000	528,127
5.00%, 6/1/38	AA+	400,000	445,999
5.00%, 6/1/37	AA+	350,000	392,039
5.00%, 6/1/36	AA+	325,000	366,687
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A/F	620,000	685,324
5.00%, 7/1/27	A/F	625,000	666,435
4.00%, 7/1/26	A/F	300,000	305,326
4.00%, 7/1/25	A/F	290,000	292,764
4.00%, 7/1/24	A/F	235,000	235,811
4.00%, 7/1/23	A/F	260,000	260,078
Southern CA Pub. Pwr. Auth. Rev. Bonds, (Los Angeles, Dept. of Wtr. & Pwr.), Ser. 1-A, 5.00%, 7/1/40	Aa2	4,000,000	4,589,486
U. of CA VRDN, Ser. AL-4, 3.35%, 5/15/48	VMIG 1	1,800,000	1,800,000
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	375,000	376,629

			110,735,775
Colorado (1.4%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/25	A-	350,000	362,981
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/36	Aa3	3,000,000	3,717,476
Ser. B, 5.00%, 11/15/42	Aa3	1,125,000	1,250,998
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 3.573%, 9/1/39	A+	4,000,000	3,974,387
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 3.00%, 7/15/37	Baa1	850,000	718,317
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/34	AA	285,000	315,978
5.00%, 12/1/32	AA	250,000	280,000
5.00%, 12/15/30	AA	125,000	132,524
5.00%, 12/15/29	AA	125,000	132,503
5.00%, 12/15/27	AA	125,000	132,544
5.00%, 12/15/25	AA	125,000	131,416
5.00%, 12/1/25	AA	175,000	183,469

			11,332,593
Connecticut (0.8%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/1/26), (Yale U.), Ser. A-2, 2.00%, 7/1/42	Aaa	1,050,000	999,797
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,250,000	1,211,448
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	250,000	244,338
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/32	BBB+	1,400,000	1,578,508
(U. of New Haven), 5.00%, 7/1/28	BBB-	550,000	564,139
(Stamford Hosp. Oblig. Group (The)), Ser. L-1, 4.00%, 7/1/26	BBB+	700,000	703,856
(Yale U.), Ser. A-1, 3.15%, 7/1/42	Aaa	1,450,000	1,450,000

			6,752,086
District of Columbia (2.1%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,257,814
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 4.00%, 6/1/30	BB+	1,000,000	958,802
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	665,000	641,851
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	660,000	609,660
5.00%, 10/1/43	Aa3	3,650,000	3,790,015
5.00%, 10/1/34	Aa3	3,000,000	3,221,960
5.00%, 10/1/31	Aa3	1,000,000	1,098,097
5.00%, 10/1/30	Aa3	4,410,000	4,928,789

			16,506,988
Florida (5.8%)
Broward Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (4/1/26), (St. Joseph Manor II, LLLP), 3.50%, 4/1/41	Aaa	4,000,000	3,988,319
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	1,500,000	1,560,204
Cap. Projects Fin. Auth. Student Hsg. Rev. Bonds, (FL U.), Ser. A-1
5.00%, 10/1/35	Baa3	500,000	512,108
5.00%, 10/1/32	Baa3	1,000,000	1,044,645
5.00%, 10/1/31	Baa3	1,500,000	1,572,794
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB/P	480,000	419,599
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	360,119
FL State Dept. of Mgt. Svcs. COP, Ser. A, 3.00%, 11/1/35	Aa1	1,000,000	949,830
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.), 5.00%, 7/1/31	Baa3	325,000	339,928
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 3.00%, 7/1/31	BB/P	200,000	179,176
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A, 5.00%, 10/1/35	A1	7,500,000	7,887,542
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,423,834
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (9/1/25), (Quail Roost Transit Village, Ltd.), 5.00%, 9/1/26	AA+	4,000,000	4,112,899
Orange Cnty., HFA Mandatory Put Bonds (9/1/23), (Dunwoodie Place Preservation, Ltd.), Ser. A, 0.20%, 9/1/24	AA+	1,920,000	1,889,612
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/40	A+	1,000,000	1,094,005
(Orlando Hlth.), 5.00%, 10/1/39	A+	1,500,000	1,651,346
(Orlando Hlth.), 5.00%, 10/1/38	A+	1,000,000	1,109,373
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,007,278
Palm Beach Cnty., 144A Rev. Bonds, (Provident Group-LU Properties, LLC), 4.25%, 6/1/31	BB-/P	1,200,000	1,121,753
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,023,189
Palm Beach Cnty., School Board COP, Ser. C, 5.00%, 8/1/31	Aa3	5,400,000	5,506,640
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, 5.00%, 7/1/38	A1	5,000,000	5,275,478
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	243,277
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	180,510
4.00%, 12/15/30	BB+/F	195,000	178,121
4.00%, 12/15/29	BB+/F	215,000	198,535
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB-/P	350,000	333,921

			46,164,035
Georgia (2.8%)
Burke Cnty., Dev. Auth. Poll. Control
Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/32	Baa1	2,250,000	2,261,927
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	4,250,000	4,140,731
Mandatory Put Bonds (5/25/23), (GA Power Co.), 2.25%, 10/1/32	A-	4,000,000	3,995,118
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	1,600,000	1,515,737
Main Street Natural Gas, Inc. Gas Supply
Mandatory Put Bonds (9/1/26), Ser. C, 4.00%, 3/1/50	A3	820,000	819,344
Mandatory Put Bonds (9/1/23), Ser. B, 3.998%, 4/1/48	Aa1	2,200,000	2,201,313
Monroe Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (3/6/26), (GA Pwr. Co.), 3.875%, 10/1/48	Baa1	2,000,000	2,010,602
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/39	AA	1,000,000	1,094,525
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/36	AA	1,000,000	1,124,015
Ser. A, 5.00%, 1/1/34	A2	2,295,000	2,498,538
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/46	BBB+	330,000	287,591

			21,949,441
Illinois (5.5%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/35	BBB+	3,000,000	3,233,627
4.00%, 1/1/36	BBB+	1,000,000	965,433
Chicago, Board of Ed. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB+	1,000,000	1,014,768
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. B, 5.00%, 1/1/33	A+	5,465,000	5,631,043
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A+	500,000	500,487
Ser. C, 5.00%, 1/1/39	A+	750,000	755,180
(2nd Lien), 5.00%, 1/1/39	A+	565,000	566,424
Ser. C, 5.00%, 1/1/34	A+	400,000	407,253
Ser. C, 5.00%, 1/1/33	A+	405,000	412,616
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A+	675,000	681,484
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/39(FWC)	A3	5,900,000	6,454,287
5.00%, 11/1/41	A3	600,000	611,253
5.00%, 1/1/41	A3	340,000	345,192
5.00%, 11/1/34	A3	1,650,000	1,713,418
Ser. C, 5.00%, 11/1/29	A3	1,225,000	1,311,693
Ser. D, 5.00%, 11/1/28	A3	2,080,000	2,233,850
Ser. D, 5.00%, 11/1/27	A3	920,000	986,679
4.125%, 11/1/31	A3	830,000	847,882
4.00%, 1/1/31	A3	695,000	704,851
IL State Fin. Auth.
Mandatory Put Bonds (8/15/25), (U. of Chicago Med. Ctr.), Ser. B-1, 5.00%, 8/15/52	AA+	2,350,000	2,433,394
Mandatory Put Bonds (11/15/26), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-2, 5.00%, 5/15/50	A	1,000,000	1,046,704
IL State Fin. Auth. Rev. Bonds
(Ascension Hlth. Credit Group), Ser. C, 5.00%, 2/15/34	AA+	1,100,000	1,179,041
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	416,116
(Art Institute of Chicago (The)), 5.00%, 3/1/30	AA	1,500,000	1,578,767
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(U. of IL Chicago), 5.00%, 2/15/50	Baa3	460,000	435,309
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	478,511
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/42(FWC)	Aa3	1,500,000	1,669,765
5.00%, 1/1/41(FWC)	Aa3	1,250,000	1,395,262
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	A	300,000	314,585
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,060,808
Romeoville, Rev. Bonds, (Lewis U.)
5.00%, 10/1/29	BBB	975,000	989,794
5.00%, 10/1/27	BBB	860,000	872,297
5.00%, 10/1/26	BBB	500,000	506,529

			43,754,302
Indiana (1.2%)
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.)
5.00%, 6/1/32	A2	200,000	224,000
5.00%, 6/1/31	A2	200,000	224,169
5.00%, 6/1/30	A2	200,000	224,885
5.00%, 6/1/29	A2	175,000	194,053
5.00%, 6/1/28	A2	100,000	108,957
5.00%, 6/1/27	A2	180,000	192,732
4.00%, 6/1/34	A2	235,000	243,219
4.00%, 6/1/33	A2	210,000	218,533
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A
5.25%, 2/1/54	Aa1	1,500,000	1,586,611
5.00%, 2/1/44	Aa1	1,175,000	1,239,110
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co.), 3.125%, 7/1/25	A-	4,150,000	4,074,728
Silver Creek, School Bldg. Corp. Rev. Bonds
3.00%, 1/15/36	AA+	500,000	479,054
3.00%, 1/15/34	AA+	375,000	374,201

			9,384,252
Iowa (0.3%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	747,555
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	1,700,000	1,666,953

			2,414,508
Kentucky (3.5%)
Columbia Edl. Dev. Rev. Bonds, (Lindsey Wilson College), 5.00%, 12/1/33	BBB	3,000,000	3,069,644
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	500,000	501,717
KY State Hsg. Corp. Mandatory Put Bonds (10/1/23), (Winterwood II Rural Hsg.), 0.37%, 10/1/24	Aaa	1,295,000	1,270,973
KY State Property & Bldg. Comm. Rev. Bonds, (No. 127), Ser. A, 5.00%, 6/1/36	AA-	5,500,000	6,238,957
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	3,150,000	3,155,238
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	2,800,000	2,807,276
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A	2,750,000	2,899,304
Louisville and Jefferson Cnty., Metro. Govt. Poll. Control Mandatory Put Bonds (7/1/26), (Louisville Gas and Elec. Co.), 1.75%, 2/1/35	A1	5,000,000	4,740,463
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	3,000,000	3,002,302

			27,685,874
Louisiana (0.3%)
LA Stadium & Exposition Dist. Rev. Bonds, 4.00%, 7/3/23	BBB+/F	500,000	500,167
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	2,000,000	1,882,590

			2,382,757
Maryland (0.3%)
Frederick Cnty., Tax Alloc. Bonds, (Oakdale-Lake Linganore Dev. Dist.), 3.25%, 7/1/29	BBB-/P	890,000	833,351
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount. St. Mary's U., Inc.), Ser. A, 5.00%, 9/1/27	BB+	1,000,000	995,321
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	290,141
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/34	BBB-	250,000	252,769

			2,371,582
Massachusetts (4.2%)
Lawrence, G.O. Bonds, 4.00%, 6/1/35	AA+	1,165,000	1,242,094
MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. A-1, 5.00%, 7/1/41	AA+	4,000,000	4,628,666
MA State G.O. Bonds, Ser. A, 5.25%, 4/1/47	Aa1	1,500,000	1,591,011
MA State Dept. Trans. Metro. Hwy. Syst. VRDN, Ser. A-1, 3.91%, 1/1/37	VMIG 1	2,000,000	2,000,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Loomis Oblig. Group), 4.00%, 1/1/26	BBB	470,000	462,635
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 3.60%, 10/1/42	VMIG 1	950,000	950,000
MA State Hlth. & Edl. Fac. Auth. VRDN (Baystate Total Home Care, Inc.), 3.70%, 7/1/39	A-1+	3,500,000	3,500,000
MA State Hsg. Fin. Agcy. Mandatory Put Bonds (6/1/25), Ser. 216, FHLMC Coll., FNMA Coll., GNMA Coll., 1.85%, 12/1/50	Aa1	1,000,000	958,260
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	AA+	720,000	710,799
MA State Port Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/39	Aa2	4,935,000	4,993,657
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 3.95%, 8/1/37	VMIG 1	3,000,000	3,000,000
Merrimack Valley Regl. Transit Auth. Rev. Bonds, 3.25%, 6/23/23	Aa1	9,320,000	9,312,564

			33,349,686
Michigan (2.7%)
Detroit, G.O. Bonds
5.50%, 4/1/34	Ba1	660,000	713,703
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,500,000	1,844,506
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	964,925
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	525,000	532,234
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A+	1,000,000	1,027,024
(Great Lakes Wtr. Auth. Wtr. Supply Syst.), 5.00%, 7/1/31	AA-	6,500,000	6,600,969
(Detroit), Ser. C-3, 5.00%, 4/1/28	Aa2	700,000	744,153
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	497,786	476,815
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,145,000	1,171,672
(Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,000,000	1,859,599
(Lawrence Tech. U.), 4.00%, 2/1/32	BBB-	285,000	271,115
(Lawrence Tech. U.), 4.00%, 2/1/27	BBB-	185,000	180,109
MI State U. Rev. Bonds, Ser. B, 5.00%, 2/15/44	Aa2	3,000,000	3,214,385
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. F, 5.00%, 12/1/30	A1	1,840,000	1,898,091

			21,499,300
Minnesota (1.3%)
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A, 4.20%, 3/1/34	Baa1	750,000	725,216
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	571,681
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group)
5.00%, 6/15/32	BBB-	975,000	1,054,287
5.00%, 6/15/30	BBB-	830,000	885,517
Hennepin Cnty., VRDN, Ser. B, 3.85%, 12/1/38	A-1+	410,000	410,000
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 3.80%, 11/15/48	VMIG 1	1,500,000	1,500,000
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	682,291
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	1,400,000	1,372,936
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 3.95%, 11/15/38	VMIG 1	250,000	250,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	3,014,326

			10,466,254
Mississippi (0.1%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	770,000	489,086

			489,086
Missouri (1.1%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), 5.00%, 3/1/32	A2	1,000,000	1,081,984
(Kansas City Intl. Arpt.), 5.00%, 3/1/30	A2	1,540,000	1,688,616
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	262,959
3.00%, 5/1/25	B+/P	225,000	218,330
3.00%, 5/1/24	B+/P	200,000	197,030
Poplar Bluff, Regl. Trans. Dist. Rev. Bonds, Ser. B
4.00%, 12/1/37	BBB	2,300,000	2,288,949
3.375%, 12/1/31	BBB	1,500,000	1,487,003
St. Louis, Arpt. Rev. Bonds, 5.00%, 7/1/30	A2	1,430,000	1,583,548

			8,808,419
Montana (0.3%)
MT State Board of Regents Higher Ed. Mandatory Put Bonds (11/15/22), U. of MT, AGM, 5.25%, 11/15/52(T)	AA	2,475,000	2,747,884

			2,747,884
Nebraska (1.3%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	2,500,000	2,518,463
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A
5.00%, 2/1/46	Aa2	5,000,000	5,480,534
5.00%, 2/1/39	Aa2	1,000,000	1,140,406
5.00%, 2/1/38	Aa2	1,000,000	1,145,923

			10,285,326
Nevada (1.6%)
Clark Cnty., Poll. Control Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), 3.75%, 1/1/36	A+	2,250,000	2,268,099
Clark Cnty., School Dist. G.O. Bonds
Ser. A, 5.00%, 6/15/37	A1	5,000,000	5,626,598
Ser. C, 5.00%, 6/15/28	A1	4,000,000	4,211,419
Ser. B, BAM, 3.00%, 6/15/36	AA	1,000,000	901,596

			13,007,712
New Hampshire (0.4%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB/P	1,050,000	969,401
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,045,112

			3,014,513
New Jersey (2.7%)
NJ State G.O. Bonds, (Covid-19 Emergency Bonds), Ser. A, 3.00%, 6/1/32	A1	4,000,000	3,920,551
NJ State Econ. Dev. Auth. Mandatory Put Bonds (12/3/29), (American Water Co., Inc.), 2.20%, 10/1/39	A1	3,500,000	3,082,783
NJ State Econ. Dev. Auth. Rev. Bonds
Ser. SSS, 5.25%, 6/15/39(WIS)	A2	1,000,000	1,069,680
Ser. SSS, 5.25%, 6/15/38(WIS)	A2	1,585,000	1,704,451
Ser. SSS, 5.25%, 6/15/37(WIS)	A2	1,060,000	1,146,484
Ser. AAA, 5.00%, 6/15/36	A2	350,000	367,541
Ser. SSS, 5.00%, 6/15/34(WIS)	A2	1,000,000	1,096,285
NJ State Edl. Fac. Auth. Rev. Bonds, (William Paterson U. of NJ (The)), Ser. C, AGM
5.00%, 7/1/27	AA	100,000	107,638
5.00%, 7/1/26	AA	100,000	105,519
5.00%, 7/1/25	AA	100,000	103,673
5.00%, 7/1/24	AA	100,000	101,760
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 3.82%, 7/1/36	VMIG 1	2,000,000	2,000,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. BB, 5.00%, 6/15/34	A2	675,000	764,579
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	792,751
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 4.25%, 7/1/33	BBB-	620,000	633,357
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 11/1/40	BBB+	2,500,000	2,667,428
5.00%, 11/1/38	BBB+	1,140,000	1,228,098
BAM, 5.00%, 11/1/37	AA	250,000	278,419

			21,170,997
New Mexico (0.3%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,605,845
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	849,621

			2,455,466
New York (16.2%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	417,047
Ser. A, 5.00%, 5/1/25	A	645,000	663,507
5.00%, 5/1/24	A	575,000	584,059
5.00%, 5/1/23	A	795,000	795,000
Build NY City Resource Corp. Rev. Bonds
(Classical Charter School, Inc.), 4.00%, 6/15/33	BBB-	970,000	977,169
(Global Cmnty. Charter School), 4.00%, 6/15/32	BB+	500,000	480,723
(Grand Concourse Academy Charter School), 3.40%, 7/1/27	BBB-	300,000	295,949
Build NY City Resource Corp. 144A Rev. Bonds, (East Harlem Scholars Academy Charter School), 5.00%, 6/1/32	BB+	375,000	381,017
NY City, G.O. Bonds
Ser. B-1, 5.25%, 10/1/39	Aa2	2,500,000	2,906,963
Ser. F-1, 5.00%, 6/1/36	Aa2	5,180,000	5,358,789
NY City, VRDN
Ser. I-2, 3.75%, 3/1/40	VMIG 1	8,600,000	8,600,000
Ser. I-4, 3.75%, 4/1/36	VMIG 1	8,000,000	8,000,000
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	12,750,000	12,731,863
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. DD, 5.00%, 6/15/40	Aa1	3,320,000	3,590,931
5.00%, 6/15/36	Aa1	13,000,000	13,191,247
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 3.75%, 6/15/43	VMIG 1	1,000,000	1,000,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. F-1, 5.00%, 2/1/51	AAA	2,950,000	3,212,767
(Future Tax Secured Revenue), 5.00%, 11/1/40	AAA	4,250,000	4,578,306
Ser. C-3, 5.00%, 5/1/40	AAA	8,975,000	9,638,404
NY City, Transitional Fin. Auth. Future Tax Secd. Rev. Bonds
Ser. C, 5.00%, 11/1/27	AAA	3,500,000	3,640,143
Ser. C-1, 4.00%, 2/1/39	AAA	6,000,000	6,030,381
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A
5.00%, 3/15/40	Aa1	655,000	709,589
5.00%, 3/15/34	Aa1	5,020,000	5,330,132
3.00%, 3/15/42	Aa1	7,915,000	6,566,597
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.95%, 5/1/44	VMIG 1	3,780,000	3,780,000
NY State Liberty Dev. Corp. Rev. Bonds, (Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	7,750,000	5,725,295
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	736,301
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	542,062
(American Airlines, Inc.), 2.25%, 8/1/26	B/F	205,000	191,838
Orange Cnty., Funding Corp. Rev. Bonds, (Mount St. Mary College), 5.00%, 7/1/29	BBB+/F	1,170,000	1,209,666
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	1,535,000	1,599,349
5.00%, 1/15/47	Aa3	3,000,000	3,178,630
5.00%, 1/15/37	Aa3	1,000,000	1,113,304
5.00%, 1/15/36	Aa3	1,000,000	1,126,604
Ser. 197, 5.00%, 11/15/35	Aa3	5,000,000	5,170,940
Ser. 227, 3.00%, 10/1/27	Aa3	5,000,000	4,907,306

			128,961,878
North Carolina (0.3%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28	BB/P	365,000	360,666
5.00%, 3/1/27	BB/P	460,000	456,337
5.00%, 3/1/26	BB/P	440,000	437,908
4.00%, 3/1/29	BB/P	755,000	705,195

			1,960,106
Ohio (2.3%)
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A3	3,000,000	3,039,236
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/38	A	1,380,000	1,490,369
5.00%, 1/1/36	A	425,000	466,059
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	703,064
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5.00%, 7/1/36	A2	1,250,000	1,424,360
(Kenyon College), 5.00%, 7/1/35	A2	1,700,000	1,960,242
(Cleveland Inst. of Music (The)), 5.00%, 12/1/32	BBB-	600,000	646,945
(John Carroll U.), 5.00%, 10/1/30	Baa1	455,000	488,932
(John Carroll U.), 5.00%, 10/1/29	Baa1	810,000	864,606
(John Carroll U.), 5.00%, 10/1/28	Baa1	370,000	391,141
(John Carroll U.), 5.00%, 10/1/27	Baa1	350,000	366,003
(John Carroll U.), 5.00%, 10/1/26	Baa1	350,000	361,843
(John Carroll U.), 5.00%, 10/1/25	Baa1	220,000	225,059
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	254,432
5.00%, 11/15/26	Baa1	285,000	298,095
5.00%, 11/15/24	Baa1	135,000	137,478
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	3,250,000	3,256,106
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	750,000	575,714
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	A3	500,000	514,334
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.75%, 7/1/33 (Prerefunded 7/1/23)	A	500,000	501,950

			17,965,968
Oregon (0.4%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	200,000	200,408
Port of Portland, Arpt. Rev. Bonds
Ser. 24B, 5.00%, 7/1/33	AA-	2,000,000	2,102,605
Ser. 28, 5.00%, 7/1/28	AA-	1,000,000	1,082,227

			3,385,240
Pennsylvania (5.7%)
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	750,000	708,557
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	301,574
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA-	3,275,000	3,386,442
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB-/F	675,000	516,926
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B
5.00%, 2/15/38	A2	2,200,000	2,396,660
5.00%, 2/15/24	A2	500,000	506,473
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	540,000	542,199
4.00%, 1/1/31	Baa2	165,000	166,134
4.00%, 1/1/30	Baa2	115,000	115,837
4.00%, 1/1/29	Baa2	725,000	729,876
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges)
5.25%, 6/30/36	Baa2	1,650,000	1,811,049
5.25%, 6/30/35	Baa2	2,030,000	2,256,563
PA State Tpk. Comm. Rev. Bonds, Ser. B-1, 5.00%, 6/1/42	A3	675,000	703,989
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	4,000,000	4,055,280
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (LaSalle U.), 5.00%, 5/1/25	BB	1,815,000	1,787,647
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
4.50%, 3/15/29	BB-/F	1,925,000	1,867,889
4.50%, 3/15/29 (Prerefunded 3/15/28)	AAA/P	75,000	81,407
Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds, 5.00%, 12/1/27	A1	3,000,000	3,143,660
Philadelphia, School Dist. G.O. Bonds, Ser. F
5.00%, 9/1/29	A1	6,620,000	7,010,371
BAM, 5.00%, 9/1/27	AA	6,860,000	7,298,070
Pittsburgh Wtr. & Swr. Auth. Mandatory Put Bonds (12/1/23), Ser. C, AGM, 4.51%, 9/1/40	AA	1,875,000	1,875,338
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program)
5.25%, 6/1/40	Aa3	1,250,000	1,435,653
5.25%, 6/1/39	Aa3	1,500,000	1,734,176
Westmoreland Cnty. Indl. Dev. Auth. Hlth. Syst. Rev. Bonds, (Excela Hlth. Oblig. Group), Ser. A
5.00%, 7/1/28	Baa1	275,000	289,192
5.00%, 7/1/27	Baa1	375,000	390,512
4.00%, 7/1/26	Baa1	300,000	300,145
4.00%, 7/1/24	Baa1	200,000	199,832

			45,611,451
Puerto Rico (0.9%)
Cmnwlth. of PR G.O. Bonds, Ser. A-1, 4.00%, 7/1/33	BB/P	2,400,000	2,201,441
Cmnwlth. of PR, G.O. Bonds, Ser. A1
5.625%, 7/1/27	BB/P	1,683,000	1,755,998
5.375%, 7/1/25	BB/P	3,400,000	3,466,090

			7,423,529
Rhode Island (0.2%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	374,513
5.00%, 5/15/26	BBB+	580,000	594,279
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	992,330

			1,961,122
South Carolina (1.0%)
Myrtle Beach, Tax Alloc. Bonds, (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	608,377
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/37	A3	3,435,000	3,521,131
(Oblig.), Ser. B, 5.00%, 12/1/37	A3	500,000	514,430
Ser. A, 5.00%, 12/1/36	A3	1,500,000	1,541,724
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	1,740,000	1,575,381

			7,761,043
Tennessee (0.5%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	A-	150,000	147,916
Ser. A-1, 4.00%, 8/1/38(T)	A-	150,000	146,915
Ser. A-2, 5.00%, 8/1/44(T)	A-	150,000	154,951
Ser. A-1, 4.00%, 8/1/44(T)	A-	275,000	258,851
Ser. A-2, 5.00%, 8/1/49(T)	A-	250,000	255,023
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/37	A1	875,000	989,630
5.50%, 7/1/36	A1	650,000	741,421
5.00%, 7/1/33	A2	1,000,000	1,097,951

			3,792,658
Texas (8.1%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/32	AAA	245,000	283,764
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/31	AAA	240,000	279,008
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	375,000	386,232
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 5.50%, 6/1/32	Ba2	1,245,000	1,277,139
Austin, Cmnty. College Dist. G.O. Bonds, (Maintenance Tax), 3.00%, 8/1/35	Aa1	1,350,000	1,282,745
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A	1,485,000	1,545,788
5.00%, 10/1/33	A	400,000	421,687
Clear Creek Ind. School Dist. Mandatory Put Bonds (8/15/24), PSFG, 0.28%, 2/15/38	AAA	2,920,000	2,772,072
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools)
PSFG, 5.00%, 8/15/48	AAA	1,570,000	1,643,510
Ser. B, PSFG, 5.00%, 8/15/27	A-	350,000	369,234
Ser. T, PSFG, 4.00%, 8/15/38	AAA	1,400,000	1,418,077
Ser. T, PSFG, 4.00%, 8/15/36	AAA	700,000	719,921
Fort Bend, Grand Parkway Toll Rd. Auth. Rev. Bonds
3.00%, 3/1/39	Aa1	1,245,000	1,083,948
3.00%, 3/1/38	Aa1	1,205,000	1,071,935
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	860,000	782,465
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	500,000	439,504
Houston, Arpt. Syst. Rev. Bonds, Ser. A, 4.00%, 7/1/35	A1	1,500,000	1,516,594
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	3,250,000	3,252,580
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB-	200,000	211,866
5.00%, 9/1/30	BBB-	200,000	210,715
5.00%, 9/1/29	BBB-	175,000	183,245
5.00%, 9/1/28	BBB-	150,000	156,280
5.00%, 9/1/26	BBB-	125,000	127,951
5.00%, 9/1/25	BBB-	100,000	101,482
5.00%, 9/1/24	BBB-	100,000	100,593
4.00%, 9/1/33	BBB-	150,000	147,704
4.00%, 9/1/32	BBB-	150,000	148,227
Midland Cnty., Pub. Fac. Corp. Multi-Fam. Mandatory Put Bonds (6/1/23), (Palladium West Francis, Ltd.), 0.35%, 6/1/24	Aaa	3,250,000	3,238,364
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	365,000	379,056
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	890,526
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35 (Prerefunded 4/1/25)	AAA/P	800,000	830,807
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29 (Prerefunded 4/1/24)	AAA/P	1,225,000	1,243,434
(Collegiate Housing Island Campus, LLC.), Ser. A, 5.00%, 4/1/25 (Escrowed to maturity)	AAA/P	500,000	518,308
North TX, Tollway Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/43	AA-	5,610,000	5,902,389
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,027,651
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,250,000	1,262,560
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM
5.00%, 8/1/30	AA	250,000	283,141
5.00%, 8/1/29	AA	200,000	223,767
5.00%, 8/1/28	AA	150,000	165,831
5.00%, 8/1/27	AA	125,000	135,227
5.00%, 8/1/26	AA	125,000	132,749
4.00%, 8/1/33	AA	200,000	211,637
4.00%, 8/1/32	AA	225,000	239,130
4.00%, 8/1/31	AA	200,000	214,394
Trinity River Pub. Fac. Corp. Multi-Fam. Mandatory Put Bonds (10/1/23), (Cowan Place Apt.), 0.28%, 10/1/24	Aaa	2,500,000	2,453,206
TX State G.O. Bonds
Ser. B, 5.00%, 8/1/34	Aaa	6,040,000	7,098,370
Ser. B, 5.00%, 8/1/33	Aaa	5,755,000	6,725,465
3.00%, 8/1/34	Aaa	2,255,000	2,130,117
TX State A&M U. Rev. Bonds, 5.25%, 5/15/37	Aaa	1,500,000	1,751,897
TX State Dept. Housing & Comm. Rev. Bonds, (Oaks on Lamar), FNMA Coll., 3.55%, 9/1/34	AA+	2,830,023	2,745,074
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 4.50%, 10/15/37	AAA	2,500,000	2,748,347

			64,485,713
Utah (0.6%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.00%, 10/15/27	BBB-/F	1,000,000	1,028,916
5.00%, 10/15/27	BBB-/F	550,000	565,904
4.00%, 10/15/31	BBB-/F	460,000	448,675
4.00%, 10/15/29	BBB-/F	600,000	591,107
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/36	BBB-/F	400,000	362,117
4.00%, 10/15/28	BBB-/F	900,000	887,906
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	614,072

			4,498,697
Vermont (0.4%)
VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds, (Champlain College, Inc.), Ser. A
5.00%, 10/15/30	BBB-	500,000	509,432
5.00%, 10/15/29	BBB-	900,000	916,675
5.00%, 10/15/28	BBB-	1,000,000	1,016,488
5.00%, 10/15/27	BBB-	760,000	771,298

			3,213,893
Virgin Islands (0.1%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/27	BB/P	515,000	526,876

			526,876
Virginia (0.8%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	350,000	364,403
Hampton Roads Trans. Accountability Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/42	Aa2	5,000,000	5,359,581
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	632,710
5.00%, 1/1/27	A/F	320,000	333,916

			6,690,610
Washington (3.5%)
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA-	1,750,000	1,891,091
5.00%, 8/1/38	AA-	8,585,000	9,344,203
5.00%, 5/1/27	AA-	1,100,000	1,169,678
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 4.11%, 5/1/45	Aa2	750,000	730,742
WA State G.O. Bonds
Ser. F, 5.00%, 6/1/45	Aaa	3,595,000	3,964,158
Ser. A-1, 5.00%, 8/1/37	Aaa	9,500,000	9,816,442
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	1,137,428	1,068,381

			27,984,695
Wisconsin (2.0%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences)
5.00%, 4/1/30	BB	475,000	487,823
5.00%, 4/1/30 (Escrowed to maturity)	AAA/P	25,000	27,675
Pub. Fin. Auth. Poll. Control Mandatory Put Bonds (10/1/30), (Duke Energy Progress, LLC), 3.70%, 10/1/46	Aa3	7,000,000	7,166,783
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/54	AA	1,475,000	1,504,441
(Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM, 5.00%, 7/1/44	AA	1,000,000	1,030,696
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	BBB-	655,000	666,428
(NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	BBB-	430,000	436,636
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Three Pillars Sr. Living), 5.00%, 8/15/33 (Prerefunded 8/15/23)	AAA/P	1,000,000	1,004,920
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,930,000	3,938,665

			16,264,067

Total municipal bonds and notes (cost $794,796,776)			$791,709,428

SHORT-TERM INVESTMENTS (2.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.98%(AFF)	Shares	16,663,127	$16,663,127
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%(P)	Shares	490,000	490,000
U.S. Treasury Bills 4.507%, 5/11/23(SEG)		$100,000	99,884
U.S. Treasury Bills 4.627%, 5/23/23(SEG)		200,000	199,491
U.S. Treasury Bills 4.279%, 5/30/23(SEG)		200,000	199,337

Total short-term investments (cost $17,651,774)			$17,651,839
TOTAL INVESTMENTS

Total investments (cost $812,448,550)			$809,361,267

FUTURES CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	129	$15,667,453	$15,667,453	Jun-23	$(506,493)

Unrealized appreciation					—

Unrealized (depreciation)					(506,493)

Total					$(506,493)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$3,000,000	$107,148	$—	6/8/23	—	2.82% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$107,148
10,000,000	384,980	—	6/9/23	—	2.85% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	384,980

Upfront premium received		—	Unrealized appreciation			492,128

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$492,128

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $795,679,543.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam, Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/23
	Short-term investments
	Putnam Short Term Investment Fund*	$4,064,439	$304,951,678	$292,352,990	$437,658	$16,663,127

	Total Short-term investments	$4,064,439	$304,951,678	$292,352,990	$437,658	$16,663,127
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $417,636.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.86%, 5.06% and 5.30%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	20.1%
	Utilities	13.9
	Local debt	11.7
	Education	11.2
	State debt	10.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging inflation, for gaining exposure to inflation and for hedging and gaining exposure to interest rate and term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $6,562,399 were held by the TOB trust and served as collateral for $4,160,207 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $74,334 for these investments based on an average interest rate of 2.61%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$791,709,428	$—
Short-term investments	490,000	17,161,839	—

Totals by level	$490,000	$808,871,267	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(506,493)	$—	$—
Total return swap contracts	—	492,128	—

Totals by level	$(506,493)	$492,128	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
OTC total return swap contracts (notional)	$13,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com